PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited)

Voya Global High Dividend Low
Volatility Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.3%
Australia : 1.3%
5,980
ASX Ltd.
$ 268,048
0.1
1,731
Cochlear Ltd.
353,388
0.1
263,348
Medibank Pvt Ltd.
860,726
0.3
174,300
Scentre Group
417,141
0.2
493,324
Telstra Group Ltd.
1,572,261
0.6
3,471,564
1.3
Canada : 4.0%
5,625
Bank of Montreal
620,877
0.2
37,553
Bank of Nova Scotia
2,089,319
0.8
15,101  Canadian Natural
Resources Ltd.
478,009
0.2
6,085  Canadian Tire Corp. Ltd.
- Class A
814,993
0.3
10,164  CCL Industries, Inc. -
Class B
568,131
0.2
70,780
Cenovus Energy, Inc.
1,077,331
0.4
2,605
iA Financial Corp., Inc.
254,991
0.1
41,035
Keyera Corp.
1,288,267
0.5
34,835
Suncor Energy, Inc.
1,373,941
0.5
7,229
Thomson Reuters Corp.
1,450,809
0.5
17,407
TMX Group Ltd.
707,788
0.3
10,724,456
4.0
Denmark : 0.6%
42,492
Danske Bank A/S
1,685,720
0.6
Finland : 0.2%
98,115
Nokia Oyj
399,853
0.2
France : 3.1%
28,497
AXA SA
1,384,078
0.5
20,200
BNP Paribas SA
1,841,802
0.7
30,107
Carrefour SA
431,464
0.2
4,831
Danone SA
395,354
0.2
6,134
Eiffage SA
823,401
0.3
55,332
Engie SA
1,243,767
0.5
2,459
Ipsen SA
289,750
0.1
110,845
Orange SA
1,686,073
0.6
8,095,689
3.1
Germany : 1.1%
21,733  Deutsche Telekom AG,
Reg
779,475
0.3
19,726  Fresenius SE & Co.
KGaA
941,536
0.3
6,048
(1)
Scout24 SE
808,266
0.3
5,300
Symrise AG
480,431
0.2
3,009,708
1.1
Hong Kong : 1.2%
420,000  HKT Trust & HKT Ltd. -
Stapled Security
661,323
0.2
12,800  Jardine Matheson
Holdings Ltd.
699,328
0.3
104,000
Link REIT
579,462
0.2
57,500  Power Assets Holdings
Ltd.
378,586
0.1
46,000  Swire Pacific Ltd. - Class
A
415,809
0.2
524,500
(1)
WH Group Ltd.
525,097
0.2
3,259,605
1.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Israel : 0.3%
41,509
Bank Leumi Le-Israel BM
$ 767,866
0.3
Italy : 1.9%
387,220
Intesa Sanpaolo SpA
2,333,105
0.9
48,021
(1)
Poste Italiane SpA
1,037,491
0.4
24,026
UniCredit SpA
1,767,687
0.6
5,138,283
1.9
Japan : 4.8%
83,000
Asahi Kasei Corp.
577,494
0.2
69,900  Central Japan Railway
Co.
1,629,522
0.6
105,600  Dai-ichi Life Holdings,
Inc.
835,526
0.3
7,700  Daito Trust Construction
Co. Ltd.
788,308
0.3
34,600  Daiwa House Industry
Co. Ltd.
1,143,908
0.4
78,700
Japan Airlines Co. Ltd.
1,562,785
0.6
30,800  Japan Post Holdings Co.
Ltd.
285,229
0.1
14,600
Japan Tobacco, Inc.
416,971
0.2
101,900
Kirin Holdings Co. Ltd.
1,342,805
0.5
159,300  Mitsubishi Chemical
Group Corp.
867,671
0.3
14,200  MS&AD Insurance Group
Holdings, Inc.
303,398
0.1
25,500  Ono Pharmaceutical Co.
Ltd.
285,161
0.1
40,000
Secom Co. Ltd.
1,436,530
0.6
328,600
Z Holdings Corp.
1,201,088
0.5
12,676,396
4.8
Netherlands : 1.6%
4,067
ASR Nederland NV
270,146
0.1
341,016
Koninklijke KPN NV
1,523,491
0.6
25,007
NN Group NV
1,683,865
0.6
4,894
Wolters Kluwer NV
762,285
0.3
4,239,787
1.6
New Zealand : 0.1%
13,728  Fisher & Paykel
Healthcare Corp. Ltd.
297,609
0.1
Norway : 0.9%
66,834
DNB Bank ASA
1,690,883
0.6
41,343
Mowi ASA
770,117
0.3
2,461,000
0.9
Puerto Rico : 0.4%
9,118
Popular, Inc.
1,044,741
0.4
Singapore : 0.4%
9,100
DBS Group Holdings Ltd.
334,011
0.1
65,600
Singapore Exchange Ltd.
804,361
0.3
1,138,372
0.4
Spain : 1.4%
10,018  ACS Actividades de
Construccion y Servicios
SA
691,391
0.3
48,460
(1)
Aena SME SA
1,304,938
0.5
5,105
Amadeus IT Group SA
409,900
0.1
85,719
Repsol SA
1,299,653
0.5
3,705,882
1.4

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Global High Dividend Low
Volatility Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Sweden : 0.3%
13,051
Swedbank AB - Class A
$ 347,523
0.1
49,974  Telefonaktiebolaget LM
Ericsson - Class B
362,990
0.2
710,513
0.3
Switzerland : 1.3%
4,523
ABB Ltd., Reg
295,343
0.1
2,531
DSM-Firmenich AG
243,178
0.1
7,446
SGS SA
756,614
0.3
3,162  Zurich Insurance Group
AG
2,156,821
0.8
3,451,956
1.3
United Kingdom : 4.8%
9,118
Admiral Group PLC
411,009
0.2
35,978
(1)
Auto Trader Group PLC
397,191
0.2
56,216
BAE Systems PLC
1,341,355
0.5
75,381
Barclays PLC
368,465
0.1
47,842  British American Tobacco
PLC
2,563,258
1.0
179,500  CK Hutchison Holdings
Ltd.
1,168,366
0.4
44,437
HSBC Holdings PLC
541,377
0.2
35,450
Imperial Brands PLC
1,381,825
0.5
152,205
NatWest Group PLC
1,056,548
0.4
66,160
Pearson PLC
935,569
0.4
79,384
Sage Group PLC
1,274,646
0.5
20,042
Smith & Nephew PLC
306,302
0.1
27,799
Smiths Group PLC
861,110
0.3
12,607,021
4.8
United States : 68.6%
19,741
AbbVie, Inc.
3,731,444
1.4
118,679
ADT, Inc.
990,970
0.4
8,422
AECOM
949,496
0.4
5,160
Allstate Corp.
1,048,770
0.4
5,718
Alphabet, Inc. - Class A
1,097,284
0.4
36,572
Altria Group, Inc.
2,265,270
0.9
100,750
Amcor PLC
942,013
0.4
9,175
Amdocs Ltd.
783,178
0.3
1,808
Ameriprise Financial, Inc.
936,888
0.4
5,966  AmerisourceBergen
Corp.
1,706,753
0.6
7,084
AMETEK, Inc.
1,309,477
0.5
9,447
AptarGroup, Inc.
1,484,502
0.6
6,657
Assurant, Inc.
1,246,856
0.5
101,622
AT&T, Inc.
2,785,459
1.0
5,920  Automatic Data
Processing, Inc.
1,832,240
0.7
28,167
Avnet, Inc.
1,491,161
0.6
14,481
Axis Capital Holdings Ltd.
1,358,897
0.5
16,984
Baker Hughes Co.
765,129
0.3
13,422  Bank of New York Mellon
Corp.
1,361,662
0.5
15,921
Black Hills Corp.
919,915
0.3
45,002
Bristol-Myers Squibb Co.
1,949,037
0.7
46,684  Brixmor Property Group,
Inc.
1,219,853
0.5
4,512
Brown & Brown, Inc.
412,261
0.2
11,068
Cardinal Health, Inc.
1,717,975
0.6
7,929  Cboe Global Markets,
Inc.
1,911,206
0.7
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
6,021
Church & Dwight Co., Inc.
$ 564,589
0.2
6,191
Cigna Group
1,655,350
0.6
5,010
Cintas Corp.
1,114,976
0.4
53,454
Cisco Systems, Inc.
3,639,148
1.4
19,972
Citigroup, Inc.
1,871,376
0.7
7,777
CME Group, Inc.
2,164,184
0.8
14,859
CNA Financial Corp.
658,699
0.2
20,012  Cognizant Technology
Solutions Corp. - Class A
1,436,061
0.5
20,817
Colgate-Palmolive Co.
1,745,505
0.7
30,099
Conagra Brands, Inc.
549,608
0.2
17,563
ConocoPhillips
1,674,456
0.6
9,943  COPT Defense
Properties
271,245
0.1
32,612
Coterra Energy, Inc.
795,407
0.3
14,165
CSX Corp.
503,424
0.2
4,350
Digital Realty Trust, Inc.
767,514
0.3
15,037
DT Midstream, Inc.
1,544,751
0.6
17,492
Duke Energy Corp.
2,127,727
0.8
4,025
DuPont de Nemours, Inc.
289,398
0.1
8,633
Eastman Chemical Co.
626,842
0.2
25,010
Edison International
1,303,521
0.5
5,039
Elevance Health, Inc.
1,426,440
0.5
3,937
Emerson Electric Co.
572,873
0.2
6,137
Entergy Corp.
554,969
0.2
6,160
EOG Resources, Inc.
739,323
0.3
14,976
Equitable Holdings, Inc.
769,018
0.3
3,707
Equity Residential
234,282
0.1
22,802
Essent Group Ltd.
1,276,684
0.5
2,479
Essex Property Trust, Inc.
644,986
0.2
12,410
Evergy, Inc.
878,628
0.3
38,911
Exelon Corp.
1,748,660
0.7
7,756  First Industrial Realty
Trust, Inc.
377,872
0.1
10,454
Fortive Corp.
501,060
0.2
32,936  Gaming and Leisure
Properties, Inc.
1,501,223
0.6
11,985
General Motors Co.
639,280
0.2
32,833
Genpact Ltd.
1,446,294
0.5
16,098
Gilead Sciences, Inc.
1,807,644
0.7
6,890
Globe Life, Inc.
967,838
0.4
26,305
H&R Block, Inc.
1,429,414
0.5
12,279
Hancock Whitney Corp.
733,302
0.3
8,220  Hanover Insurance
Group, Inc.
1,410,799
0.5
14,791  Hartford Financial
Services Group, Inc.
1,839,853
0.7
15,347  Healthpeak Properties,
Inc.
259,978
0.1
18,809  Hewlett Packard
Enterprise Co.
389,158
0.1
4,875
Hexcel Corp.
292,061
0.1
1,060
Humana, Inc.
264,862
0.1
9,580
Ingredion, Inc.
1,260,153
0.5
9,989  Iridium Communications,
Inc.
244,331
0.1
4,268  Jack Henry & Associates,
Inc.
724,770
0.3
27,271
Johnson & Johnson
4,492,625
1.7
1,235
JPMorgan Chase & Co.
365,856
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Global High Dividend Low
Volatility Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
4,124
Kemper Corp.
$ 253,997
0.1
7,756
Keurig Dr Pepper, Inc.
253,233
0.1
12,505
Kimberly-Clark Corp.
1,558,373
0.6
65,703
Kinder Morgan, Inc.
1,843,626
0.7
2,290
Leidos Holdings, Inc.
365,599
0.1
3,781
Lockheed Martin Corp.
1,591,725
0.6
18,738
Loews Corp.
1,696,539
0.6
9,641  Marsh & McLennan Cos.,
Inc.
1,920,487
0.7
2,002
McKesson Corp.
1,388,467
0.5
25,086
Medtronic PLC
2,263,761
0.9
24,596
Merck & Co., Inc.
1,921,440
0.7
8,299  Meta Platforms, Inc. -
Class A
6,418,779
2.4
19,172
MetLife, Inc.
1,456,113
0.5
58,367
MGIC Investment Corp.
1,511,705
0.6
3,111
Microsoft Corp.
1,659,719
0.6
3,410
Motorola Solutions, Inc.
1,496,922
0.6
16,530
National Fuel Gas Co.
1,434,639
0.5
34,383  National Retail
Properties, Inc.
1,418,643
0.5
14,270
NetApp, Inc.
1,485,935
0.6
16,622  New York Times Co. -
Class A
862,516
0.3
39,950
NiSource, Inc.
1,695,878
0.6
21,255
NorthWestern Corp.
1,141,394
0.4
32,596
OGE Energy Corp.
1,480,510
0.6
37,950  Old Republic International
Corp.
1,372,652
0.5
3,353
ONE Gas, Inc.
243,763
0.1
19,240
ONEOK, Inc.
1,579,796
0.6
5,581
Paycom Software, Inc.
1,292,225
0.5
21,048
PepsiCo, Inc.
2,902,940
1.1
103,165
Pfizer, Inc.
2,402,713
0.9
14,461
PG&E Corp.
202,743
0.1
7,499  Philip Morris International,
Inc.
1,230,211
0.5
25,961
Procter & Gamble Co.
3,906,352
1.5
4,924  Prosperity Bancshares,
Inc.
328,037
0.1
7,553
Qualcomm, Inc.
1,108,478
0.4
3,484
(2)
Ralliant Corp.
159,288
0.1
934
Ralph Lauren Corp.
279,033
0.1
20,934  Raytheon Technologies
Corp.
3,298,570
1.2
6,278
Regency Centers Corp.
448,249
0.2
7,146
Republic Services, Inc.
1,648,225
0.6
81,161
Rithm Capital Corp.
976,367
0.4
6,013
Roche Holding AG
1,876,495
0.7
2,632
Royal Gold, Inc.
398,537
0.2
5,802
RPM International, Inc.
681,213
0.3
14,119  Sabra Health Care REIT,
Inc.
254,566
0.1
7,189  Simon Property Group,
Inc.
1,177,486
0.4
11,126
Smithfield Foods, Inc.
268,359
0.1
4,779
Snap-on, Inc.
1,534,967
0.6
20,314  SS&C Technologies
Holdings, Inc.
1,736,441
0.7
16,820
Synchrony Financial
1,171,849
0.4
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
11,229
TJX Cos., Inc.
$ 1,398,347
0.5
3,558  Tradeweb Markets, Inc. -
Class A
492,961
0.2
30,324
Travel + Leisure Co.
1,796,697
0.7
18,187
Unum Group
1,306,008
0.5
29,163
US Bancorp
1,311,168
0.5
5,532
VeriSign, Inc.
1,487,389
0.6
64,876  Verizon Communications,
Inc.
2,774,098
1.0
177,035
Viatris, Inc.
1,547,286
0.6
4,484
Visa, Inc. - Class A
1,549,087
0.6
5,655
Waste Management, Inc.
1,295,900
0.5
1,480  Watts Water
Technologies, Inc. - Class
A
388,234
0.1
41,744
Wells Fargo & Co.
3,365,819
1.3
62,954
Wendy's Co.
620,097
0.2
33,231
Williams Cos., Inc.
1,992,198
0.8
182,240,557
68.6
Total Common Stock
(Cost $218,464,827)
261,126,578
98.3
EXCHANGE-TRADED FUNDS : 0.8%
9,716  iShares MSCI EAFE
Value ETF
615,314
0.2
7,726  iShares Russell 1000
Value ETF
1,509,815
0.6
2,125,129
0.8
Total Exchange-Traded
Funds
(Cost $2,023,893)
2,125,129
0.8
PREFERRED STOCK : 0.3%
Germany : 0.3%
6,686
Henkel AG & Co. KGaA
515,218
0.2
4,795
Volkswagen AG
501,393
0.1
1,016,611
0.3
Total Preferred Stock
(Cost $1,037,910)
1,016,611
0.3
Total Long-Term
Investments
(Cost $221,526,630)
264,268,318
99.4

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Global High Dividend Low
Volatility Fund
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.2%
Mutual Funds : 0.2%
419,000
(3)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.230%
(Cost $419,000) $ 419,000 0.2
Total Short-Term
Investments
(Cost $419,000)
$ 419,000
0.2
Total Investments in
Securities
(Cost $221,945,630) $ 264,687,318 99.6
Assets in Excess of
Other Liabilities 981,849 0.4
Net Assets $ 265,669,167 100.0
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Non-income producing security.
(3)
Rate shown is the 7-day yield as of July 31, 2025.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 25.4%
Industrials 13.9
Health Care 12.3
Consumer Staples 9.3
Communication Services 8.6
Information Technology 6.5
Energy 6.2
Utilities 5.8
Real Estate 4.3
Consumer Discretionary 3.6
Materials 2.7
Exchange-Traded Funds 0.8
Short-Term Investments 0.2
Assets in Excess of Other Liabilities 0.4
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Global High Dividend Low
Volatility Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
July 31, 2025
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 3,471,564 $ — $ 3,471,564
Canada 10,724,456 — — 10,724,456
Denmark — 1,685,720 — 1,685,720
Finland — 399,853 — 399,853
France — 8,095,689 — 8,095,689
Germany — 3,009,708 — 3,009,708
Hong Kong 699,328 2,560,277 — 3,259,605
Israel — 767,866 — 767,866
Italy — 5,138,283 — 5,138,283
Japan — 12,676,396 — 12,676,396
Netherlands — 4,239,787 — 4,239,787
New Zealand 297,609 — — 297,609
Norway — 2,461,000 — 2,461,000
Puerto Rico 1,044,741 — — 1,044,741
Singapore — 1,138,372 — 1,138,372
Spain — 3,705,882 — 3,705,882
Sweden — 710,513 — 710,513
Switzerland — 3,451,956 — 3,451,956
United Kingdom — 12,607,021 — 12,607,021
United States 180,364,062 1,876,495 — 182,240,557
Total Common Stock 193,130,196 67,996,382 — 261,126,578
Exchange-Traded Funds 2,125,129 — — 2,125,129
Preferred Stock — 1,016,611 — 1,016,611
Short-Term Investments 419,000 — — 419,000
Total Investments, at fair value $ 195,674,325 $ 69,012,993 $ — $ 264,687,318
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 48,949,503
Gross Unrealized Depreciation (6,207,815)
Net Unrealized Appreciation $ 42,741,688